Stock Based Compensation (Earnings Before Taxes Interest Depreciation And Amortization) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500
EBIDTA $50,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	5,000	5,000
EBIDTA $60,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500	7,500
EBIDTA $80,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500	7,500
EBIDTA $100,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $125,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $150,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $175,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	15,000	15,000
EBIDTA $200,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	50,000	50,000
EBIDTA $250,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	75,000	75,000